UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01682)

Exact name of registrant as specified in charter:	Putnam Voyager Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
10/31/13 (Unaudited)

COMMON STOCKS (92.9%)(a)
			Shares	Value

Aerospace and defense (3.6%)

European Aeronautic Defence and Space Co. (France)			555,523	$38,139,898

Honeywell International, Inc.			257,000	22,289,610

L-3 Communications Holdings, Inc.(S)			65,994	6,629,097

Precision Castparts Corp.			59,700	15,130,965

United Technologies Corp.			586,500	62,315,625

				144,505,195
Airlines (1.0%)

Alaska Air Group, Inc.			191,800	13,552,588

Delta Air Lines, Inc.(S)			734,210	19,368,460

Spirit Airlines, Inc.(NON)			176,930	7,634,530

				40,555,578
Auto components (1.2%)

Johnson Controls, Inc.			609,349	28,121,456

TRW Automotive Holdings Corp.(NON)			266,247	19,997,812

				48,119,268
Automobiles (1.5%)

Fiat SpA (Italy)(NON)			1,253,993	9,855,498

General Motors Co.(NON)			725,900	26,822,005

Tesla Motors, Inc.(NON)(S)			77,600	12,411,344

Toyota Motor Corp. (Japan)			154,300	9,980,148

				59,068,995
Beverages (0.6%)

Beam, Inc.			109,600	7,376,080

Brown-Forman Corp. Class B			111,300	8,122,674

Dr. Pepper Snapple Group, Inc.			171,900	8,139,465

				23,638,219
Biotechnology (4.9%)

Celgene Corp.(NON)			505,200	75,017,148

Gilead Sciences, Inc.(NON)(S)			1,649,000	117,062,510

Vertex Pharmaceuticals, Inc.(NON)			101,200	7,219,608

				199,299,266
Building products (0.2%)

Daikin Industries, Ltd. (Japan)			79,400	4,546,141

Fortune Brands Home & Security, Inc.			99,800	4,299,384

				8,845,525
Capital markets (1.3%)

Carlyle Group LP (The) (Partnership shares)			645,200	19,949,584

Charles Schwab Corp. (The)			585,900	13,270,635

KKR & Co. LP			507,559	11,140,920

Morgan Stanley			267,500	7,685,275

				52,046,414
Chemicals (3.0%)

Agrium, Inc. (Canada)(S)			92,700	7,909,164

Huntsman Corp.			1,032,518	23,975,068

LyondellBasell Industries NV Class A			102,474	7,644,560

Monsanto Co.			483,300	50,688,504

Solvay SA (Belgium)			105,641	16,532,978

Tronox, Ltd. Class A(S)			689,221	15,914,113

				122,664,387
Commercial banks (1.2%)

Banco Espirito Santo SA (Portugal)(NON)			1,616,632	2,134,764

Barclays PLC (United Kingdom)			3,430,062	14,496,143

Credicorp, Ltd. (Peru)(S)			78,600	10,736,760

Grupo Financiero Banorte SAB de CV (Mexico)			1,198,200	7,670,096

Regions Financial Corp.			1,511,050	14,551,412

				49,589,175
Commercial services and supplies (0.5%)

ADT Corp. (The)(NON)(S)			131,450	5,700,987

KAR Auction Services, Inc.			245,096	7,284,253

Tyco International, Ltd.			213,700	7,810,735

				20,795,975
Communications equipment (3.1%)

Alcatel-Lucent ADR (France)(NON)			3,902,767	14,947,598

Cisco Systems, Inc.			941,247	21,178,058

Polycom, Inc.(NON)			1,541,421	16,030,778

Qualcomm, Inc.			1,025,209	71,221,269

				123,377,703
Computers and peripherals (6.5%)

Apple, Inc.			395,021	206,339,217

ASUSTeK Computer, Inc. (Taiwan)			1,007,000	7,712,010

EMC Corp.			1,257,400	30,265,618

SanDisk Corp.(S)			231,900	16,117,050

				260,433,895
Construction materials (0.3%)

Buzzi Unicem SpA (Italy)			333,444	5,777,624

Martin Marietta Materials, Inc.			77,900	7,641,211

				13,418,835
Consumer finance (0.6%)

Credit Saison Co., Ltd. (Japan)			403,200	10,972,879

Discover Financial Services			235,100	12,196,988

				23,169,867
Containers and packaging (0.2%)

MeadWestvaco Corp.			264,100	9,203,885

				9,203,885
Diversified consumer services (1.0%)

DeVry, Inc.(S)			295,600	10,612,040

H&R Block, Inc.			433,300	12,323,052

ITT Educational Services, Inc.(NON)(S)			193,100	7,747,172

Outerwall, Inc.(NON)(S)			137,200	8,915,256

				39,597,520
Diversified financial services (1.0%)

Citigroup, Inc.			343,900	16,775,442

CME Group, Inc.			318,500	23,635,885

				40,411,327
Electrical equipment (0.8%)

Alstom SA (France)			112,862	4,192,003

Eaton Corp PLC			193,800	13,674,528

Schneider Electric SA (France)			64,950	5,461,391

Shanghai Electric Group Co., Ltd. (China)			23,000,000	8,128,466

				31,456,388
Electronic equipment, instruments, and components (0.2%)

Hitachi, Ltd. (Japan)			1,187,000	8,269,043

				8,269,043
Energy equipment and services (2.5%)

Baker Hughes, Inc.			122,700	7,127,643

Ezion Holdings, Ltd. (Singapore)			6,935,000	12,505,555

Halliburton Co.			460,703	24,431,080

McDermott International, Inc.(NON)(S)			750,000	5,302,500

Petrofac, Ltd. (United Kingdom)			685,016	16,030,628

Schlumberger, Ltd.			387,593	36,325,216

				101,722,622
Food and staples retail (0.7%)

CP ALL PCL (Thailand)			11,017,800	13,893,933

CVS Caremark Corp.			217,500	13,541,550

				27,435,483
Food products (0.3%)

Mead Johnson Nutrition Co.			144,739	11,819,387

				11,819,387
Health-care equipment and supplies (0.8%)

Baxter International, Inc.			333,200	21,947,884

Surgical Care Affiliates, Inc.(NON)			33,639	883,024

Zimmer Holdings, Inc.			93,300	8,160,951

				30,991,859
Health-care providers and services (2.0%)

Catamaran Corp.(NON)			690,082	32,406,251

Emeritus Corp.(NON)(S)			564,185	10,809,785

Express Scripts Holding Co.(NON)			619,631	38,739,330

				81,955,366
Hotels, restaurants, and leisure (1.9%)

Carnival Corp.(S)			190,800	6,611,220

ClubCorp Holdings, Inc.(NON)			242,981	3,375,006

Las Vegas Sands Corp.			142,500	10,006,350

Penn National Gaming, Inc.(NON)(S)			335,388	19,623,552

Starbucks Corp.			414,800	33,619,540

Thomas Cook Group PLC (United Kingdom)(NON)			1,483,918	3,417,169

				76,652,837
Household durables (2.6%)

D.R. Horton, Inc.(S)			1,515,500	28,718,725

Persimmon PLC (United Kingdom)			452,710	9,179,847

PulteGroup, Inc.(S)			2,660,900	46,964,885

Sony Corp. (Japan)(S)			371,100	7,083,847

Whirlpool Corp.			96,800	14,133,768

				106,081,072
Industrial conglomerates (0.8%)

Siemens AG (Germany)			240,639	30,796,237

				30,796,237
Insurance (3.7%)

American International Group, Inc.			788,400	40,720,860

Assured Guaranty, Ltd.			2,342,347	48,018,114

Genworth Financial, Inc. Class A(NON)			1,205,200	17,511,556

Hartford Financial Services Group, Inc. (The)(S)			938,430	31,625,091

Prudential PLC (United Kingdom)			532,070	10,885,531

				148,761,152
Internet and catalog retail (1.2%)

Bigfoot GmbH (acquired 8/2/13, cost $9,275,858) (Private) (Brazil)(F)(RES)(NON)			422	7,110,761

Ctrip.com International, Ltd. ADR (China)(NON)			84,100	4,562,425

Groupon, Inc.(NON)			654,200	5,972,846

Priceline.com, Inc.(NON)			16,397	17,279,651

Zalando GmbH (acquired 9/30/13, cost $15,738,412) (Private) (Germany)(F)(RES)(NON)			351	13,426,498

				48,352,181
Internet software and services (9.8%)

Baidu, Inc. ADR (China)(NON)			64,700	10,410,230

Blucora, Inc.(NON)			244,300	5,772,809

eBay, Inc.(NON)			587,255	30,954,211

Facebook, Inc. Class A(NON)			2,756,017	138,517,414

Facebook, Inc. Class B(F)(NON)			115,920	5,826,139

Google, Inc. Class A(NON)			191,966	197,836,320

Yahoo!, Inc.(NON)			231,200	7,613,416

				396,930,539
IT Services (2.8%)

MasterCard, Inc. Class A			5,600	4,015,760

Unisys Corp.(NON)(S)			846,496	22,305,170

Visa, Inc. Class A(S)			446,200	87,754,154

				114,075,084
Leisure equipment and products (0.7%)

Brunswick Corp.(S)			627,725	28,329,229

				28,329,229
Life sciences tools and services (0.6%)

Thermo Fisher Scientific, Inc.(S)			229,400	22,430,732

				22,430,732
Machinery (0.3%)

AGCO Corp.(S)			160,900	9,393,342

TriMas Corp.(NON)			97,300	3,683,778

				13,077,120
Media (2.4%)

Atresmedia Corporacion de Medios de Comunicacion S.A. (Spain)(S)			132,327	2,216,516

CBS Corp. Class B			675,000	39,919,500

Comcast Corp. Class A			563,035	26,789,205

DISH Network Corp. Class A			201,500	9,712,300

Liberty Global PLC Ser. C (United Kingdom)(NON)			142,100	10,637,606

Time Warner Cable, Inc.			67,700	8,134,155

				97,409,282
Metals and mining (0.8%)

Barrick Gold Corp. (Canada)			435,600	8,446,284

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)			177,214	6,514,387

Glencore Xstrata PLC (United Kingdom)			3,276,630	17,753,059

				32,713,730
Multiline retail (0.9%)

Macy's, Inc.			614,000	28,311,540

Target Corp.(S)			125,500	8,131,145

				36,442,685
Oil, gas, and consumable fuels (3.7%)

Anadarko Petroleum Corp.			221,300	21,087,677

Cairn Energy PLC (United Kingdom)(NON)			2,585,777	11,737,394

Energy Transfer Equity LP			162,600	10,990,134

Gulfport Energy Corp.(NON)			61,900	3,632,911

HRT Participacoes em Petroleo SA (Brazil)(NON)			2,520,246	742,506

Marathon Oil Corp.			941,321	33,190,978

Noble Energy, Inc.			58,300	4,368,419

Occidental Petroleum Corp.			66,900	6,427,752

QEP Resources, Inc.			488,400	16,146,504

Royal Dutch Shell PLC Class A (United Kingdom)			537,060	17,851,381

Suncor Energy, Inc. (Canada)(S)			625,900	22,751,465

				148,927,121
Paper and forest products (0.4%)

International Paper Co.			365,300	16,296,033

				16,296,033
Personal products (1.1%)

Coty, Inc. Class A(S)			2,755,000	42,371,900

				42,371,900
Pharmaceuticals (5.4%)

AbbVie, Inc.			170,200	8,246,190

Actavis PLC(NON)(S)			524,785	81,121,265

Allergan, Inc.			316,800	28,705,248

Auxilium Pharmaceuticals, Inc.(NON)(S)			491,600	8,460,436

Eli Lilly & Co.			381,700	19,016,294

Jazz Pharmaceuticals PLC(NON)(S)			164,551	14,931,358

Sanofi (France)			174,096	18,616,257

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China)			1,666,000	3,769,075

ViroPharma, Inc.(NON)(S)			919,398	35,691,030

				218,557,153
Professional services (0.4%)

Nielsen Holdings NV(S)			382,600	15,089,744

TrueBlue, Inc.(NON)			19,465	480,786

				15,570,530
Real estate investment trusts (REITs) (0.4%)

American Homes 4 Rent Class A(NON)(R)			234,800	3,634,704

American Tower Corp.(R)			161,000	12,775,350

				16,410,054
Real estate management and development (1.3%)

BR Malls Participacoes SA (Brazil)			1,485,000	14,384,653

CBRE Group, Inc. Class A(NON)			918,049	21,326,278

RE/MAX Holdings, Inc. Class A(NON)			522,665	14,739,153

Sun Hung Kai Properties, Ltd. (Hong Kong)			280,000	3,669,289

				54,119,373
Semiconductors and semiconductor equipment (4.0%)

Applied Materials, Inc.(S)			958,200	17,103,870

Himax Technologies, Inc. ADR (Taiwan)(S)			563,300	5,458,377

Inotera Memories, Inc. (Taiwan)(NON)			6,979,000	4,501,508

Lam Research Corp.(NON)			539,000	29,229,970

Magnachip Semiconductor Corp. (South Korea)(NON)			709,725	13,264,760

Maxim Integrated Products, Inc.			335,000	9,949,500

Micron Technology, Inc.(NON)(S)			3,637,354	64,308,419

Samsung Electronics Co., Ltd. (South Korea)			12,407	17,135,286

				160,951,690
Software (2.7%)

Electronic Arts, Inc.(NON)			813,900	21,364,875

Longtop Financial Technologies Ltd. ADR (Hong Kong)(F)(NON)			478,830	—

Microsoft Corp.			981,200	34,685,420

Oracle Corp.			1,547,189	51,830,832

				107,881,127
Specialty retail (2.9%)

Bed Bath & Beyond, Inc.(NON)(S)			79,400	6,139,208

Gap, Inc. (The)(S)			215,300	7,963,947

Home Depot, Inc. (The)			418,700	32,612,543

Lowe's Cos., Inc.			667,083	33,207,392

Office Depot, Inc.(NON)(S)			5,820,876	32,538,697

Sears Hometown and Outlet Stores, Inc.(NON)			209,231	5,829,176

				118,290,963
Textiles, apparel, and luxury goods (0.2%)

Tumi Holdings, Inc.(NON)(S)			414,200	8,843,170

				8,843,170
Thrifts and mortgage finance (0.4%)

Radian Group, Inc.(S)			960,900	14,000,313

				14,000,313
Tobacco (1.6%)

Japan Tobacco, Inc. (Japan)			556,100	20,076,833

Philip Morris International, Inc.			482,069	42,961,989

				63,038,822
Trading companies and distributors (0.4%)

Mitsubishi Corp. (Japan)			391,200	7,885,268

WESCO International, Inc.(NON)(S)			74,993	6,408,902

				14,294,170
Transportation infrastructure (0.1%)

Beijing Capital International Airport Co., Ltd. (China)			8,360,000	5,898,259

				5,898,259
Wireless telecommunication services (0.4%)

SoftBank Corp. (Japan)			210,400	15,620,055

				15,620,055

Total common stocks (cost $3,325,163,992)				$3,745,513,790

WARRANTS (1.8%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bank of America Corp.(W)	10/28/18	$30.79	19,401,439	$13,969,036

Citigroup, Inc.	1/4/19	106.10	12,281,118	7,614,293

Global Mediacom Tbk PT 144A (Indonesia)	10/4/16	0.00	22,345,500	3,786,177

JPMorgan Chase & Co.(W)	10/28/18	42.42	873,488	13,949,603

Matahari Department Store 144A (Indonesia)	3/25/16	0.00	6,135,500	6,694,720

Wells Fargo & Co.(W)	10/28/18	34.01	1,673,125	25,515,156

Total warrants (cost $81,111,882)				$71,528,985

PURCHASED OPTIONS OUTSTANDING (1.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Apple, Inc. (Call)	Nov-13/$500.00		76,071	$1,702,469

Apple, Inc. (Call)	Nov-13/535.00		299,502	39,211

Apple, Inc. (Call)	Nov-13/550.00		76,071	380

Apple, Inc. (Call)	Nov-13/575.00		567,891	1

Apple, Inc. (Call)	Nov-13/585.00		299,502	—

Best Buy Co., Inc. (Call)	Nov-13/21.00		447,979	9,766,444

Computer Sciences Corp. (Call)	Nov-13/37.00		398,797	4,890,386

DIRECTV (Call)	Dec-13/67.50		573,981	393,487

DIRECTV (Call)	Dec-13/75.00		2,286,002	276,579

DIRECTV (Call)	Dec-13/77.50		573,981	42,479

Facebook, Inc. (Call)	Nov-13/60.00		1,987,898	14,333

Facebook, Inc. (Call)	Nov-13/62.50		1,364,926	6,715

Facebook, Inc. (Call)	Nov-13/55.00		802,012	27,838

Facebook, Inc. (Call)	Nov-13/57.50		1,364,926	20,706

Facebook, Inc. (Call)	Nov-13/65.00		1,987,898	7,614

Facebook, Inc. (Call)	Nov-13/60.00		802,012	5,783

Gilead Sciences, Inc. (Put)	Nov-13/51.00		1,704,516	2

Gilead Sciences, Inc. (Put)	Nov-13/53.00		1,022,710	1

Hang Seng Index (Call)	Dec-13/25,148.13		120,713	691,022

Market Vectors Gold Miners ETF (Call)	Dec-13/32.00		3,927,207	483,361

Market Vectors Gold Miners ETF (Call)	Dec-13/32.00		3,716,472	457,423

Market Vectors Gold Miners ETF (Call)	Dec-13/31.00		2,097,138	321,470

Market Vectors Gold Miners ETF (Call)	Dec-13/31.00		1,785,094	273,637

Market Vectors Gold Miners ETF (Call)	Dec-13/29.00		2,478,585	188,125

Market Vectors Gold Miners ETF (Call)	Dec-13/34.00		3,406,522	159,766

Market Vectors Gold Miners ETF (Call)	Dec-13/36.00		3,927,207	88,009

Market Vectors Gold Miners ETF (Call)	Dec-13/36.00		3,716,472	83,286

Market Vectors Gold Miners ETF (Call)	Dec-13/37.00		3,144,481	64,562

Market Vectors Gold Miners ETF (Call)	Dec-13/38.00		3,406,522	52,839

Michael Kors Holdings, Ltd. (Call)	Nov-13/50.00		132,100	3,527,070

Micron Technology, Inc. (Call)	Apr-14/20.00		1,857,665	2,322,081

Micron Technology, Inc. (Call)	Apr-14/22.00		1,186,021	905,994

Micron Technology, Inc. (Call)	Apr-14/24.00		1,857,665	854,730

SPDR S&P 500 ETF Trust (Put)	Nov-13/168.00		5,400,657	1,108,377

SPDR S&P 500 ETF Trust (Put)	Nov-13/170.00		1,022,752	317,708

SPDR S&P 500 ETF Trust (Call)	Dec-13/185.00		1,704,711	618,026

SPDR S&P 500 ETF Trust (Put)	Nov-13/172.00		5,400,657	2,784,633

SPDR S&P 500 ETF Trust (Put)	Nov-13/174.00		2,673,374	2,635,947

SPDR S&P 500 ETF Trust (Put)	Nov-13/171.00		5,682,948	2,248,970

SPDR S&P 500 ETF Trust (Put)	Nov-13/173.00		2,765,490	2,101,772

SPDR S&P 500 ETF Trust (Put)	Nov-13/167.00		5,682,948	966,556

SPDR S&P 500 ETF Trust (Put)	Nov-13/170.00		2,673,374	927,661

SPDR S&P 500 ETF Trust (Put)	Nov-13/169.00		2,765,490	829,647

SPDR S&P 500 ETF Trust (Put)	Nov-13/170.00		4,806,822	583,644

SPDR S&P 500 ETF Trust (Put)	Nov-13/172.00		1,705,046	382,936

SPDR S&P 500 ETF Trust (Put)	Nov-13/166.00		4,806,822	243,994

SPDR S&P 500 ETF Trust (Put)	Nov-13/168.00		1,705,046	138,808

Xerox Corp. (Call)	Nov-13/6.00		1,141,493	4,496,957

Total purchased options outstanding (cost $79,967,849)				$48,053,439

INVESTMENT COMPANIES (1.1%)(a)
			Shares	Value

CSOP FTSE China A50 ETF (China)(NON)			9,003,400	$11,125,058

iShares FTSE A50 China Index ETF (China)			9,406,500	11,999,263

Market Vectors Gold Miners ETF			789,373	19,821,156

Total investment companies (cost $43,403,564)				$42,945,477

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.5%)(a)
			Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through Certificates 6 1/4s, July 15, 2032(i)			$10,749,000	$14,272,630

Federal National Mortgage Association Pass-Through Certificates 3s, February 1, 2027(i)			5,895,334	6,161,037

Total U.S. Government Agency Obligations (cost $20,433,667)				$20,433,667

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Bonds 3 1/2s, February 15, 2039(i)			$426,000	$425,970

Total U.S. treasury Obligations (cost $425,970)				$425,970

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
			Shares	Value

Unisys Corp. Ser. A, 6.25% cv. pfd.			194,826	$14,015,295

Total convertible preferred stocks (cost $14,190,021)				$14,015,295

SHORT-TERM INVESTMENTS (14.1%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.13%, April 3, 2014(SEGSF)			$3,805,000	$3,804,072

U.S. Treasury Bills with an effective yield of 0.12%, May 1, 2014(SEGSF)			469,000	468,811

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.11%, October 16, 2014(SEGSF)			1,367,000	1,365,741

U.S. Treasury Bills with effective yields ranging from 0.07% to 0.09%, August 21, 2014(SEGSF)			5,297,000	5,293,658

Putnam Cash Collateral Pool, LLC 0.15%(d)			436,540,379	436,540,379

Putnam Short Term Investment Fund 0.07%(AFF)			111,600,935	111,600,935

SSgA Prime Money Market Fund 0.02%(P)			6,789,703	6,789,703

U.S. Treasury Bills zero %, September 18, 2014(i)			1,260,000	1,258,992

Total short-term investments (cost $567,121,254)				$567,122,291

TOTAL INVESTMENTS

Total investments (cost $4,131,818,199)(b)				$4,510,038,914

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $307,880,014) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	Euro	Sell	12/18/13	$126,816,317	$123,041,112	$(3,775,205)
	Japanese Yen	Sell	11/20/13	88,077,381	87,193,674	(883,707)
UBS AG
	British Pound	Sell	12/18/13	100,664,692	97,645,228	(3,019,464)

Total						$(7,678,376)

WRITTEN OPTIONS OUTSTANDING at 10/31/13 (premiums $44,239,087) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Apple, Inc. (Call)	Nov-13/$525.00	152,142	$261,827
Apple, Inc. (Call)	Nov-13/560.00	599,004	1
Apple, Inc. (Call)	Nov-13/585.00	567,891	1
DIRECTV (Call)	Dec-13/72.50	1,147,962	237,777
DIRECTV (Call)	Dec-13/80.00	2,286,002	110,528
Facebook, Inc. (Call)	Nov-13/57.50	1,604,024	24,333
Facebook, Inc. (Call)	Nov-13/60.00	2,729,852	19,682
Facebook, Inc. (Call)	Nov-13/62.50	3,975,796	19,561
Gilead Sciences, Inc. (Put)	Nov-13/49.00	1,704,516	2
Gilead Sciences, Inc. (Put)	Nov-13/49.00	1,022,710	1
Hang Seng Index (Call)	Dec-13/26,062.61	120,713	168,547
Market Vectors Gold Miners ETF (Call)	Dec-13/34.00	7,854,414	368,372
Market Vectors Gold Miners ETF (Call)	Dec-13/34.00	7,432,944	348,605
Market Vectors Gold Miners ETF (Call)	Dec-13/36.00	6,813,044	152,680
Market Vectors Gold Miners ETF (Call)	Dec-13/33.00	2,097,138	144,283
Market Vectors Gold Miners ETF (Call)	Dec-13/33.00	1,785,094	122,814
Market Vectors Gold Miners ETF (Call)	Dec-13/39.00	3,144,481	21,697
Micron Technology, Inc. (Call)	Apr-14/22.00	3,715,330	2,838,118
Micron Technology, Inc. (Call)	Apr-14/25.00	1,186,021	429,529
SPDR S&P 500 ETF Trust (Call)	Dec-13/190.00	1,704,711	172,568
SPDR S&P 500 ETF Trust (Put)	Nov-13/170.00	10,801,314	3,355,321
SPDR S&P 500 ETF Trust (Put)	Nov-13/172.00	5,346,748	3,117,154
SPDR S&P 500 ETF Trust (Put)	Nov-13/169.00	11,365,896	2,846,589
SPDR S&P 500 ETF Trust (Put)	Nov-13/171.00	5,530,980	2,544,251
SPDR S&P 500 ETF Trust (Put)	Nov-13/168.00	1,022,752	209,899
SPDR S&P 500 ETF Trust (Put)	Nov-13/168.00	9,613,644	782,647
SPDR S&P 500 ETF Trust (Put)	Nov-13/170.00	3,410,092	399,970

Total			$18,696,757

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	410,000	$—	10/20/14	(3 month USD-LIBOR-BBA)	A basket (DBVODSTB) of common stocks	$(200,162)
baskets	368,169	—	7/28/14	(3 month USD-LIBOR-BBA)	A basket (DBPTMATR) of common stocks	5,356
baskets	371,463	—	10/22/14	(3 month USD-LIBOR-BBA plus 1.02%)	A basket (DBEMCSTB) of common stocks	194,668
Goldman Sachs International
shares	574,000	—	9/29/14	(1 month USD-LIBOR plus 0.40%)	Vodafone Group PLC	200,569
shares	223,450	—	9/29/14	1 month USD-LIBOR minus 0.35%	Verizon Communications, Inc.	13,350
shares	893,800	—	9/29/14	(1 month USD-LIBOR plus 0.40%)	Vodafone Group PLC	312,315
shares	143,500	—	9/29/14	1 month USD-LIBOR minus 0.35%	Verizon Communications, Inc.	8,573

Total		$—	$534,669

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,032,218,078.
(b)	The aggregate identified cost on a tax basis is $4,138,846,991, resulting in gross unrealized appreciation and depreciation of $553,976,590 and $182,784,667, respectively, or net unrealized appreciation of $371,191,923.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $20,537,259, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$121,496,391	$422,495,283	$432,390,739	$16,298	$111,600,935
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $420,467,060. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $436,540,379, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $2,173,878,405 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,024,967 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,529,471 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $8,422,133.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$621,980,913	$24,669,030	$20,537,259
Consumer staples	168,303,811	—	—
Energy	205,030,340	45,619,403	—
Financials	370,991,237	27,516,438	—
Health care	534,618,119	18,616,257	—
Industrials	247,205,448	78,589,529	—
Information technology	1,166,092,942	5,826,139	—
Materials	154,233,209	40,063,661	—
Telecommunication services	15,620,055	—	—
Total common stocks	3,484,076,074	240,900,457	20,537,259
Convertible preferred stocks	—	14,015,295	—
Investment companies	42,945,477	—	—
Purchased options outstanding	3,527,070	44,526,369	—
U.S. government agency obligations	—	20,433,667	—
U.S. treasury obligations	—	425,970	—
Warrants	61,048,088	10,480,897	—
Short-term investments	118,390,638	448,731,653	—

Totals by level	$3,709,987,347	$779,514,308	$20,537,259

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(7,678,376)	$—
Written options outstanding	—	(18,696,757)	—
Total return swap contracts	—	534,669	—

Totals by level	$—	$(25,840,464)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$—	$7,678,376
Equity contracts	120,317,255	18,896,919

Total	$120,317,255	$26,575,295

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (contract amount)	97,000,000
Written equity option contracts (contract amount)	91,200,000
Forward currency contracts (contract amount)	$313,700,000
OTC total return swap contracts (notional)	$112,300,000
Warrants (number of warrants)	58,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 27, 2013